Average Annual Total Returns{- Treasury Portfolio} - 03.31 FIMM Funds PRO - Institutional Class-10 - Treasury Portfolio - Institutional Class - Return Before Taxes	Past 1 year	Past 5 years	Since Inception
Total	0.01%	1.01%	0.69%	[1]

[1]	(a)From May 14, 2014